Derivative Financial Instruments - Narrative (Detail)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Type of Derivative Instrument	Eurodollar Futures Contracts
Underlying Risk	Interest rate risk
Description of Objective	Economically hedge a portion of interest rate risk in up-rate environment